PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	¥ 48,232		¥ 47,019
Less: Accumulated depreciation and amortization	(37,880)		(31,844)
Property, equipment and software, net	10,352		15,175		$ 1,480
Depreciation expenses	6,392	$ 914	7,638	¥ 9,368
Impairment charges	0		0	¥ 0
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	26,539		26,520
Electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	12,489		12,264
Vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	3,233		3,233
Furniture
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	3,086		3,083
Software purchased
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	1,919		¥ 1,919
Construction in progress
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	¥ 966